Debentures, Bank Loans and Credit (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Jan. 16, 2017 ILS (₪)	Sep. 18, 2016 ILS (₪)	May 26, 2016 USD ($) $ / shares	Apr. 01, 2016 ILS (₪)	Feb. 19, 2014 USD ($)	Jan. 20, 2016 USD ($)	Dec. 31, 2017 ILS (₪) ₪ / shares		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪) ₪ / shares	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 ILS (₪) ₪ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 10, 2014 USD ($)	Sep. 21, 2010 ILS (₪)
Debentures, Bank Loans and Credit (Textual)
Purchase notes, par value | $			$ 18.6
Nominal value | $ / shares			$ 1.00
Repurchase of notes										₪ 33	₪ 33
Equity shareholder without non-controlling interest							₪ 1,246	[1]		₪ 1,170		$ 359.0
Equity, Description							(f) shall not apply with respect to the balance of the Company's profits/surpluses which are distributable in accordance with the provisions of the Companies Law, the Company's financial statements as of June 30, 2016 (i.e. a total of NIS 416 which shall be excluded from the distribution restrictions under this subsection (f); for the avoidance of doubt, the restrictions provided in subsections (a) through (e) shall apply with respect to such distribution).		(f) shall not apply with respect to the balance of the Company's profits/surpluses which are distributable in accordance with the provisions of the Companies Law, the Company's financial statements as of June 30, 2016 (i.e. a total of NIS 416 which shall be excluded from the distribution restrictions under this subsection (f); for the avoidance of doubt, the restrictions provided in subsections (a) through (e) shall apply with respect to such distribution).
Amount of debentures and banks loans							₪ 3,300
Loan amount							₪ 2,000
Par value per share | ₪ / shares							₪ 0.1			₪ 0.1
Jan. 23, 2018 [Member]
Debentures, Bank Loans and Credit (Textual)
Debenture balance	₪ 400
Bottom of range [Member]
Debentures, Bank Loans and Credit (Textual)
Range of purchase price | $ / shares			1.00
Top of range [Member]
Debentures, Bank Loans and Credit (Textual)
Range of purchase price | $ / shares			$ 1.07
Board of Directors [Member]
Debentures, Bank Loans and Credit (Textual)
Debenture issued | $						$ 50.0										$ 50.0
Extension and increase of repurchase program | $						$ 50.0
Purchase notes, par value | $														$ 65.0	$ 65.0
Private Placements [Member]
Debentures, Bank Loans and Credit (Textual)
Debentures of private placement	118
Bezeq [Member]
Debentures, Bank Loans and Credit (Textual)
Amount of debentures and banks loans | $									$ 6,400.0
Series B Debenture [Member]
Debentures, Bank Loans and Credit (Textual)
Debenture issued																	₪ 400
Description of debentures							The Series B Debentures are denominated in NIS, bear interest at a fixed annual rate of 6.5% which is payable semi-annually on March 31 and September 30 of each of the years 2011 through 2019 (the first interest payment was made on March 31, 2011 and the last interest payment is payable on March 31, 2019). The principal of the Series B Debentures is payable in four equal installments on March 31 of each year starting from 2016.		The Series B Debentures are denominated in NIS, bear interest at a fixed annual rate of 6.5% which is payable semi-annually on March 31 and September 30 of each of the years 2011 through 2019 (the first interest payment was made on March 31, 2011 and the last interest payment is payable on March 31, 2019). The principal of the Series B Debentures is payable in four equal installments on March 31 of each year starting from 2016.
Outstanding par value							₪ 452
Percentage of interest paid							6.5		6.5
Debenture balance							₪ 435
Repayment of debt							419
Series B Debenture [Member] | January 2012 and August 2013 [Member]
Debentures, Bank Loans and Credit (Textual)
Additional debentures of private placement																	126
Debenture par value																	₪ 180
Series B Debenture [Member] | Private Placements [Member]
Debentures, Bank Loans and Credit (Textual)
Debentures of private placement				₪ 148
Series B Debenture [Member] | Israeli Institutional Investors [Member]
Debentures, Bank Loans and Credit (Textual)
Aggregate consideration amount				₪ 162
Senior Secured Notes [Member]
Debentures, Bank Loans and Credit (Textual)
Debenture issued | $					$ 800.0
Percentage of interest paid					7.375
Debentures due date					2021
Series C Debenture[Member]
Debentures, Bank Loans and Credit (Textual)
Debenture par value		₪ 1,900
Aggregate consideration amount	₪ 118
Description of debentures		Each of the first four instalments will be equal to 7.5% of the principal amount of the aggregate amount of the Series C Debentures issued and the last instalment will equal to 70% of such principal amount. The annual coupon of the Series C Debentures is 3.6% and is denominated in NIS. The interest on the outstanding principal of the Series C Debentures is payable in semi-annual payments on May 31 and November 30 of each year.
Outstanding par value							₪ 2,000
Description of transactions with related party							The Company undertook to refrain from creating in favor of any third party a lien of any ranking whatsoever over its direct and/or indirect holdings of 691,361,036 shares of Bezeq, including any of the rights accompanying such shares (hereinafter, the "Undertaken Shares") without the prior consent of the holders of the Series C Debentures by a special resolution (hereinafter, "Negative Lien Undertaking").		The Company undertook to refrain from creating in favor of any third party a lien of any ranking whatsoever over its direct and/or indirect holdings of 691,361,036 shares of Bezeq, including any of the rights accompanying such shares (hereinafter, the "Undertaken Shares") without the prior consent of the holders of the Series C Debentures by a special resolution (hereinafter, "Negative Lien Undertaking").
Financial debt amount (principal)							₪ 400
Additional debt amount							₪ 2,300
Percentage of issued and paid-up capital							25.00%		25.00%
Equity shareholder without non-controlling interest							₪ 650
Repayment of dividend							75.00%		75.00%
Series C Debenture[Member] | Jan. 23, 2018 [Member]
Debentures, Bank Loans and Credit (Textual)
Debentures of private placement							₪ 240
Aggregate consideration amount							249
Restriction Shares [Member]
Debentures, Bank Loans and Credit (Textual)
Equity post-distribution							800
Series 9-10 [Member]
Debentures, Bank Loans and Credit (Textual)
Loans from financial institutions							1,000
Telecommunication [Member]
Debentures, Bank Loans and Credit (Textual)
Amount of debentures and banks loans							6,400
Loans from financial institutions							₪ 1,700
DBS Debentures [Member]
Debentures, Bank Loans and Credit (Textual)
Debenture balance													₪ 20
Par value per share | ₪ / shares							₪ 125						₪ 17.40
Recognized financing expenses							₪ 13
Immaterial amount							₪ 15
DBS Debentures [Member] | Bezeq [Member]
Debentures, Bank Loans and Credit (Textual)
Par value per share | ₪ / shares							₪ 436.31
Series 6 [Member]
Debentures, Bank Loans and Credit (Textual)
Par value per share | ₪ / shares							125.75
Series 10 [Member] | Bezeq [Member]
Debentures, Bank Loans and Credit (Textual)
Par value per share | ₪ / shares							₪ 481.68

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.